UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 15, 2005
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 146

Form 13F Information Table Value Total: 3,324,741

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109   108245 2410807.00SH      SOLE			  1202523.00	  1208284.00
                                                               977 21770.00 SH       DEFINED 01           21770.00
Acadia Realty Trust            COM              004239109      457 25428.00 SH       SOLE                 25428.00
                                                               345 19200.00 SH       DEFINED 01           19200.00
Alexandria Real Estate Equitie COM              015271109    17998 217656.00SH	 SOLE			   111656.00	   106000.00
                                                               480 5810.00 SH        DEFINED 01            5810.00
American Financial Realty Trus COM              02607P305      155 10925.00 SH       SOLE                 10925.00
                                                               122 8600.00 SH        DEFINED 01            8600.00
Archstone-Smith Trust          COM              039583109     1224 30690.00 SH       SOLE                 30690.00
                                                               976 24470.00 SH       DEFINED 01           24470.00
Arden Realty Trust             COM              039793104   133871 3251683.00SH	 SOLE			  1722618.00	  1529065.00
                                                               870 21120.00 SH       DEFINED 01           21120.00
AvalonBay Communities, Inc.    COM              053484101   190637 2224472.00SH      SOLE			  1181328.00        1043144.00
                                                              1448 16900.00 SH       DEFINED 01           16900.00
BRE Properties, Inc.           COM              05564E106    78709 1768741.00SH	 SOLE			   771726.00         997015.00
                                                               708 15910.00 SH       DEFINED 01           15910.00
Biomed Realty Trust            COM              09063H107      326 13153.00 SH       SOLE                 13153.00
                                                               268 10800.00 SH       DEFINED 01           10800.00
Boston Properties, Inc.        COM              101121101   179406 2530404.00SH	 SOLE			  1340958.91        1189445.00
                                                              1780 25100.00 SH       DEFINED 01           25100.00
Brandywine Realty Trust        COM              105368203    58123 1869515.00SH	 SOLE			   916370.00         953145.00
                                                               486 15640.00 SH       DEFINED 01           15640.00
Brookfield Properties Corp.    COM              112900105    43692 1482603.00SH	 SOLE			   710792.00         771811.00
CBL & Associates Properties, I COM              124830100    21926 534925.00SH	 SOLE		 	   268134.00         266791.00
                                                               477 11640.00 SH       DEFINED 01           11640.00
Camden Property Trust          COM              133131102    66756 1197417.00SH	 SOLE			   580744.00         616673.00
                                                               428 7680.00 SH        DEFINED 01            7680.00
Capital Trust-CL A             COM              14052H506    34173 1062600.00SH      SOLE                649100.00         413500.00
CarrAmerica Realty Corp.       COM              144418100    21530 598877.00SH	 SOLE			   300959.00         297918.00
                                                               386 10740.00 SH       DEFINED 01           10740.00
Cedar Shopping Centers Inc     COM              150602209      294 20300.00 SH       SOLE                 20300.00
                                                               269 18600.00 SH       DEFINED 01           18600.00
Centerpoint Properties	       COM			151895109	    47 1048.00 SH	       SOLE			     1048.00
Colonial Properties Trust      COM              195872106      284 6376.00 SH        SOLE                  6376.00
                                                               231 5190.00 SH        DEFINED 01            5190.00
Corporate Office Properties    COM              22002T108    96847 2771030.00SH	 SOLE			  1492945.00        1278085.00
                                                               982 28100.00 SH       DEFINED 01           28100.00
Cousins Properties, Inc.       COM			222795106	    36 1195.00 SH	       SOLE			     1195.00
Crescent Real Estate Equities, COM              225756105      220 10743.00 SH       SOLE                 10743.00
                                                               180 8800.00 SH        DEFINED 01            8800.00
Developers Diversified Realty  COM              251591103      847 18136.00 SH       SOLE                 18136.00
                                                               667 14290.00 SH       DEFINED 01           14290.00
DiamondRock Hospitality        COM              252784301    22721 1933700.00SH      SOLE               1139500.00         794200.00
Duke Realty Corporation        COM              264411505      291 8587.00 SH        SOLE                  8587.00
                                                               230 6780.00 SH        DEFINED 01            6780.00
Education Realty Trust Inc     COM              28140H104      300 17953.00 SH       SOLE                 17953.00
                                                               224 13400.00 SH       DEFINED 01           13400.00
Equity Office Properties Trust COM              294741103     7791 238197.00SH	 SOLE			   237772.00            425.00
                                                              1917 58609.00 SH       DEFINED 01           58609.00
Equity Residential             COM              29476L107   135015 3567115.00SH	 SOLE			  1948503.00        1618612.00
                                                              1520 40170.00 SH       DEFINED 01           40170.00
Essex Property Trust, Inc.     COM              297178105   107756 1197297.00SH	 SOLE			   626390.00         570907.00
                                                               698 7760.00 SH        DEFINED 01            7760.00
Federal Realty Investment Trus COM              313747206    71827 1178840.00SH	 SOLE			   490979.00         687861.00
                                                               788 12940.00 SH       DEFINED 01           12940.00
General Growth Properties      COM              370021107    46713 1039696.12SH	 SOLE			   522693.12         517003.00
                                                               751 16710.00 SH       DEFINED 01           16710.00
Heritage		       	 COM			42725M107	    43 1231.00 SH	       SOLE			     1231.00
Home Properties of NY, Inc.    COM			437306103	    26 655.00 SH	       SOLE                   655.00
Kilroy Realty                  COM              49427F108      402 7177.00 SH        SOLE                  7177.00
                                                               324 5790.00 SH        DEFINED 01            5790.00
Kimco Realty Corp.             COM              49446R109      489 15549.00 SH       SOLE                 15549.00
                                                               397 12640.00 SH       DEFINED 01           12640.00
Liberty Property Trust         COM              531172104    45656 1073248.00SH	 SOLE			   542047.00         531201.00
                                                               472 11090.00 SH       DEFINED 01           11090.00
Macerich Company               COM              554382101   170868 2631163.00SH	 SOLE			  1410103.00        1221060.00
                                                              1201 18490.00 SH       DEFINED 01           18490.00
Mack-Cali Realty Corporation   COM              554489104      331 7363.00 SH        SOLE                  7363.00
                                                               269 5990.00 SH        DEFINED 01            5990.00
Maguire Properties Inc.        COM              559775101      142 4725.00 SH        SOLE                  4725.00
                                                               120 4000.00 SH        DEFINED 01            4000.00
Pan Pacific Retail Properties, COM              69806L104   190302 2887734.00SH	 SOLE			  1502923.00        1384811.00
                                                              1200 18210.00 SH       DEFINED 01           18210.00
Prentiss Property Trust        COM              740706106      313 7716.00 SH        SOLE                  7716.00
                                                               230 5660.00 SH        DEFINED 01            5660.00
ProLogis                       COM              743410102   108805 2455532.00SH	 SOLE			  1208399.00        1247133.00
                                                              1577 35580.00 SH       DEFINED 01           35580.00
Regency Centers Corp           COM              758849103    46392 807523.00SH	 SOLE			   403580.00         403943.00
                                                               519 9030.00 SH        DEFINED 01            9030.00
SL Green Realty Corp           COM              78440X101    72219 1059241.00SH	 SOLE			   596582.00         462659.00
                                                               548 8040.00 SH        DEFINED 01            8040.00
Simon Property Group, Inc.     COM              828806109   246374 3323986.00SH	 SOLE			  1757801.00        1566185.00
                                                              2660 35890.00 SH       DEFINED 01           35890.00
Spirit Finance Corp            COM              848568309     3089 274600.00SH       SOLE                274600.00
Starwood Hotels & Resorts Worl COM              85590A203    29248 511600.00SH       SOLE                297600.00         214000.00
Taubman Centers, Inc.          COM              876664103    89960 2837832.00SH	 SOLE			  1483743.00        1354089.00
                                                              1037 32700.00 SH       DEFINED 01           32700.00
Trizec Properties	       	 COM			89687P107	    28 1204.00 SH	     	 SOLE			     1204.00
United Dominion Realty Trust   COM              910197102   140568 5931114.00SH	 SOLE			  3179824.00        2751290.00
                                                               886 37400.00 SH       DEFINED 01           37400.00
Ventas, Inc.                   COM              92276F100     3756 116651.00SH       SOLE                116651.00
Vornado Realty Trust           COM              929042109   258397 2983104.95SH	 SOLE			  1562454.95        1420650.00
                                                              2244 25910.00 SH       DEFINED 01           25910.00
Washington Real Estate Investm COM              939653101      148 4767.00 SH        SOLE                  4767.00
                                                               123 3940.00 SH        DEFINED 01            3940.00
Weingarten Realty Investors    COM              948741103    36118 954231.00SH	 SOLE			   467771.00         486460.00
                                                               522 13800.00 SH       DEFINED 01           13800.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271406      888 33750.00 SH       SOLE                 33750.00
AMB PPTYS PFD SER L 6.50%      PFD              00163T307    10130 400405.00SH       SOLE                                  400405.00
AMB PPTYS PFD SER M 6.75%      PFD              00163T406     8823 348059.00SH       SOLE                                  348059.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1264 45500.00 SH       SOLE                                   45500.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368401     5704 225000.00SH       SOLE                                  225000.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368500    18408 733400.00SH       SOLE                                  733400.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6614 253400.00SH       SOLE                                  253400.00
BRE PROPERTIES PFD SER C 6.75% PFD              05564E502    11271 451200.00SH       SOLE                                  451200.00
BRE PROPERTIES PFD SER D 6.75% PFD              05564E601    17250 690000.00SH       SOLE                                  690000.00
CARRAMERICA RLTY PFD SER E 7.5 PFD              144418704    16169 625000.00SH       SOLE                                  625000.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10420 200000.00SH       SOLE                                  200000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     6998 270000.00SH       SOLE                                  270000.00
                                                               321 12400.00 SH       DEFINED 01           12400.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7620 300000.00SH       SOLE                                  300000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591780     8650 340000.00SH       SOLE                                  340000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5126 101500.00SH       SOLE                                  101500.00
DUKE REALTY CORP PFD SER K 6.5 PFD              264411760     8554 341900.00SH       SOLE                                  341900.00
DUKE REALTY CORP PFD SER L 6.6 PFD              264411745    21507 858239.00SH       SOLE                                  858239.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    11782 446800.00SH       SOLE                                  446800.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     4989 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1224 47400.00 SH       SOLE                                   47400.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L784    28696 1152900.00SH      SOLE                                 1152900.00
ESSEX PROPERTY TRUST PFD SER F PFD              297178204    22287 865520.00SH       SOLE                                  865520.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8187 314399.00SH       SOLE                                  314399.00
KIMCO REALTY CORP PFD Ser F 6. PFD              49446R869      538 21100.00 SH       SOLE                                   21100.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      490 18675.00 SH       SOLE                 18675.00
                                                               407 15500.00 SH       DEFINED 01           15500.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER G 7.875%    PFD              601148877      835 32500.00 SH       DEFINED 01           32500.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5320 200000.00SH       SOLE                                  200000.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    11155 191301.00SH       SOLE                                  191301.00
PROLOGIS TRUST PFD SER F 6.75% PFD              743410706     3273 129900.00SH       SOLE                                  129900.00
PROLOGIS TRUST PFD SER G 6.75% PFD              743410805     7927 314200.00SH       SOLE                                  314200.00
REGENCY CENTERS PFD SER E 6.70 PFD              758849608     9810 400400.00SH       SOLE                                  400400.00
REGENCY CENTERS PFD Ser D 7.25 PFD              758849400    10013 395000.00SH       SOLE                                  395000.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6611 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    14700 280800.00SH       SOLE                                  280800.00
SL GREEN REALTY CORP Ser D 7.8 PFD              78440X408    20592 800000.00SH       SOLE                                  800000.00
TAUBMAN CENTERS 8% SERIES G    PFD              876664301      385 14800.00 SH       SOLE                 14800.00
                                                               374 14400.00 SH       DEFINED 01           14400.00
VORNADO REALTY TRUST PFD Ser E PFD              929042604    15246 600000.00SH       SOLE                                  600000.00
VORNADO REALTY TRUST PFD Ser F PFD              929042703     9880 400000.00SH       SOLE                                  400000.00
VORNADO REALTY TRUST PFD Ser G PFD              929042802     4848 200000.00SH       SOLE                                  200000.00
VORNADO REALTY TRUST PFD Ser H PFD              929042885     4904 200000.00SH       SOLE                                  200000.00
VORNADO REALTY TRUST PFD Ser I PFD              929042877      643 26600.00 SH       SOLE                 24700.00           1900.00
                                                               353 14600.00 SH       DEFINED 01           14600.00
WEINGARTEN REALTY INV PFD Ser  PFD              948741509     4008 151300.00SH       SOLE                                  151300.00
WEINGARTEN REALTY INV PFD Ser  PFD              948741608     1935 75000.00 SH       SOLE                                   75000.00